Share-Based Compensation - Schedule of Key Assumptions Used to Determine Fair Value of Share Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average fair value per option granted	$ 0.2063	$ 0.1450	$ 0.2839
Weighted average exercise price	$ 0.0250	$ 0.0250	$ 0.0250
Risk-free interest rate, Minimum	4.38%	4.01%	3.49%
Risk-free interest rate, Maximum	4.89%	4.43%	4.75%
Expected term	14 years	14 years	14 years
Expected volatility, Minimum	33.63%	32.52%	65.49%
Expected volatility, Maximum	34.02%	32.54%	68.03%
Dividend yield	0.00%	0.00%	0.00%